UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    GEM Realty Advisors, L.L.C
Address: 900 N. Michigan Avenue
         Suite 1450
         Chicago, IL  60611

13F File Number:  28-10863

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Michael A. Elrad
Title:     Vice President
Phone:     (312) 915 - 2864

Signature, Place, and Date of Signing:

     /s/ Michael A. Elrad     Chicago, IL/USA     November 14, 2008


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     20

Form13F Information Table Value Total:     $536,329 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ANNALY CAP MGMT INC            COM              035710409    12428   924000 SH       SOLE                   924000        0        0
BOSTON PROPERTIES INC          COM              101121101    32800   350200 SH       SOLE                   350200        0        0
ESSEX PPTY TR INC              COM              297178105    39215   331400 SH       SOLE                   331400        0        0
GAYLORD ENTMT CO NEW           COM              367905106     5586   190200 SH       SOLE                   190200        0        0
LENNAR CORP                    CL A             526057104    65129  4287600 SH       SOLE                  4287600        0        0
M D C HLDGS INC                COM              552676108     3110    85000 SH       SOLE                    85000        0        0
MACERICH CO                    COM              554382101    59201   930100 SH       SOLE                   930100        0        0
MARRIOTT INTL INC NEW          CL A             571903202    82199  3150600 SH       SOLE                  3150600        0        0
MFA MTG INVTS INC              COM              55272X102    20977  3227300 SH       SOLE                  3227300        0        0
POST PPTYS INC                 COM              737464107     1054    37700 SH       SOLE                    37700        0        0
REGENCY CTRS CORP              COM              758849103    35159   527200 SH       SOLE                   527200        0        0
RYLAND GROUP INC               COM              783764103    24178   911700 SH       SOLE                   911700        0        0
SBA COMMUNICATIONS CORP        COM              78388J106    48064  1857900 SH       SOLE                  1857900        0        0
SENIOR HSG PPTYS TR            SH BEN INT       81721M109     9909   415800 SH       SOLE                   415800        0        0
SIMON PPTY GROUP INC NEW       COM              828806109    20292   209200 SH       SOLE                   209200        0        0
STARWOOD HOTELS&RESORTS WRLD   COM              85590A401    25360   901200 SH       SOLE                   901200        0        0
SUNSTONE HOTEL INVS INC NEW    COM              867892101     3680   272600 SH       SOLE                   272600        0        0
TOLL BROTHERS INC              COM              889478103    29088  1152900 SH       SOLE                  1152900        0        0
VENTAS INC                     COM              92276F100     2866    58000 SH       SOLE                    58000        0        0
VORNADO RLTY TR                SH BEN INT       929042109    16034   176300 SH       SOLE                   176300        0        0